Investment Objectives and Goals - USCF Daily Target 2X Copper Index ETF	Apr. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	USCF Daily Target 2X Copper Index ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the SummerHaven Copper IndexSM (the “Index”) for a single day.